Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($) segment	Jun. 30, 2016 USD ($)
Summary information by segment
Number of principal business segments | segment	2
Revenues	$ 452,574	$ 266,175
Advertising & Marketing
Summary information by segment
Revenues	387,637	226,419
Other
Summary information by segment
Revenues	$ 64,937	$ 39,756